As filed with the Securities and Exchange Commission on January 10, 2020

Securities Act File No. 333-170122

Investment Company File No. 811-22487

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549
________________

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 462	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 464	☒

(Check appropriate box or boxes)
________________

DBX ETF TRUST
(Exact name of Registrant as specified in its charter)
________________

875 Third Avenue
New York, New York 10022-6225
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (212) 454-4500

________________

Freddi Klassen

DBX ETF Trust

875 Third Avenue

New York, New York 10022-6225

(Name and Address of Agent for Service)

Copy to: Stuart Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797
________________

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on ______________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing relates solely to the following Funds, each a series of the Registrant:

  Xtrackers FTSE Developed ex US Comprehensive Factor ETF
  Xtrackers Russell 1000 Comprehensive Factor ETF
  Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
  Xtrackers USD High Yield Corporate Bond ETF
  Xtrackers Short Duration High Yield Bond ETF
  Xtrackers High Beta High Yield Bond ETF
  Xtrackers Low Beta High Yield Bond ETF
  Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
  Xtrackers MSCI EAFE ESG Leaders Equity ETF
  Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF
  Xtrackers MSCI USA ESG Leaders Equity ETF
  Xtrackers S&P 500 ESG ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 27th day of December, 2019.

DBX ETF TRUST

By: /s/ Freddi Klassen

       Freddi Klassen

       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

K
SIGNATURE	TITLE	DATE

/s/Stephen R. Byers*
Stephen R. Byers	Trustee and Chairman	December 27, 2019

/s/George O. Elston*
George O. Elston	Trustee	December 27, 2019

/s/Diane Kenneally
Diane Kenneally	Treasurer, Chief Financial Officer and Controller	December 27, 2019

/s/Freddi Klassen
Freddi Klassen	President and Chief Executive Officer	December 27, 2019

/s/J. David Officer*
J. David Officer	Trustee	December 27, 2019

*By: /s/ Freddi Klassen		December 27, 2019
Freddi Klassen (attorney-in-fact)**

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 376, as filed on December 21, 2016 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase